Related party transactions	12 Months Ended
Mar. 30, 2019
Related Party Transactions [Abstract]
Related party transactions
15.	Related party transactions:

(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*	March 25, 2017*
	(In thousands)
Expenses incurred:

Management fees to related parties (b)	61	173	202
Consultant fees to a related party (d) & (g)	231	43	197
Expense reimbursement to a related party (e)	167	315	234
Interest expense on cash advance received from controlling shareholder (c)	455	491	217
Compensation paid to a related party (f)	385	379	87

Balances:

Accounts payable to related parties	142	5	77
Interest payable on cash advance received from controlling shareholder (c)	90	27	32
(*) Recast (refer to note
1)
(b)
Effective January 1, 2016, the Company entered into a management consulting services agreement with Gestofi S.A. (“Gestofi”), all in accordance with the Company’s Code of Conduct relating to related party transactions. Under the management consulting services agreement, Gestofi provides the Company with services related to the obtaining of financing, mergers and acquisitions, international expansion projects, and such other services as the Company may request. Under the agreement, The Company paid an annual retainer of €140,000 (approximately $202,000 in Canadian dollars). The original term of the agreement was until December 31, 2016 and the agreement was automatically extended for successive terms of one
year as neither party gave a 60 days’ notice of its intention not to renew. The yearly renewal of the agreement was subject to the review and approval of the Company’s corporate governance and nominating committee and the Board of Directors in accordance with the Company’s Code of Conduct relating to related party transactions. In November 2018, the agreement was renewed on the same terms and conditions except that the retainer was reduced to €40,000 (approximately $61,000 in Canadian dollars). In fiscal 2019, 2018, and 2017, the Company incurred expenses of €
40,000
, €115,000 and €140,000 (approximately $61,000, $173,000 and $202,000 in Canadian dollars) respectively, under this agreement to Gestofi. In March 2019, the agreement was amended to (i) eliminate the yearly retainer and reimburse only the out-of-pocket expenses related to the services, and (ii) allow for a success fee to be mutually agreed upon between the Company and Gestofi in the event that financing or a capital raise is achieved.

(c)
The Company has a cash advance outstanding from its controlling shareholder, Montel S.à.r.l. (“Montel”, formerly Montrovest), of USD 1.5 million (approximately $2 million in Canadian dollars) originally received in May 2009 from Montrovest. This cash advance was provided to the Company by Montrovest to finance working capital needs and for general corporate purposes. This advance and any interest thereon is subordinated to the indebtedness of the Company’s Credit Facility and Term Loan. This cash advance bears an annual interest rate of 11%, net of withholding taxes, representing an effective interest rate of approximately 12%, and is repayable upon demand by Montel once conditions stipulated in the Company’s Credit Facility permit such a payment. At March 30, 2019 and March 31, 2018, advances payable to the Company’s controlling shareholder amounted to USD 1.5 million (approximately
$2.0 million
in Canadian dollars).

On July 28, 2017, the Company received a USD 2.5 million (approximately $3.3 million in Canadian dollars) loan from Montrovest, to finance its working capital needs. This loan bears interest at an annual rate of 11%, net of withholding taxes, representing an effective interest rate of approximately 12%, and is due and payable in two equal payments of USD
1.25
million (approximately $
1.55
million in Canadian dollars) in each of July 2018 and July 2019. During fiscal year 2019, USD 1.25 million (approximately $1.55 million in Canadian dollars) was repaid.
The Company obtained a one year moratorium on principal repayments and as such the loan will become due in July 2020. At March 30, 2019 and March 31, 2018, loans payable to the Company’s controlling shareholder amounted to USD 1.25 million and USD 2.5 million (approximately
$1.7 million and $3.2 million in Canadian dollars) respectively.
Due to the Montrovest Merger, Montrovest’s separate legal existence ceased and as a result of such merger, the cash advance agreements as well as the loan agreement have been assumed by Montel.

(d)
The Company entered into a consulting services agreement effective January 1, 2017 with Gestofi in accordance with the Company’s Code of Conduct relating to related party transactions for the services of Dr. Lorenzo Rossi di Montelera, Birks Group’s former Chairman and a director and chairman of the board of Gestofi. The consulting services related to providing advice and assistance in (i) new product development and product brand collection assortment, (ii), strategic and business development projects and financial matters, (iii) the implementation of the Company’s strategy and planning, and (iv) such other services reasonably requested by the Company’s Chief Executive Officer or Chairman (collectively, the “Consulting Services”). The agreement expired in September 2017. In fiscal 2019, 2018 and 2017, the Company incurred expenses of nil, $43,000 and $22,000 (nil, USD 33,333 and USD 16,667), respectively, in relation to this agreement.

(e)
In accordance with the Company’s Code of Conduct related to related party transactions, in April 2011, the Company’s corporate governance and nominating committee and Board of Directors approved the reimbursement to Regaluxe Srl, of certain expenses, such as rent, communication, administrative support and analytical service costs, incurred in supporting the office of Dr. Lorenzo Rossi di Montelera, the Company’s then Chairman, and of Mr. Niccolò Rossi di Montelera, the Company’s Chairman of the Executive Committee and the Company’s current Executive Chairman of the Board, for the work performed on behalf of the Company, up to a yearly maximum of US 260,000 (approximately $340,000 in Canadian dollars). The yearly maximum was reduced to US 130,000 (approximately $170,000 in Canadian dollars). This agreement has been renewed annually and was renewed in March 2019 for an additional one
-year term, except that the only services being reimbursed are for administrative support and analytical services costs. During fiscal 2019, 2018, and 2017, the Company incurred expenses of
USD 127,000, USD 245,000, and USD 177,000 (approximately $167,000, $315,000 and $234,000 in Canadian dollars) respectively to Regaluxe Srl under this agreement

(f)
Effective January 1, 2017, the Company agreed to total annual compensation of €250,000 with Mr. Niccolò Rossi di Montelera in connection with his appointment as Executive Chairman of the Board and Chairman of the Executive Committee. In fiscal 2019, 2018 and 2017, the Company incurred costs of $385,000, $379,000 and $87,000, respectively in connection with this agreement.

(g)
On March 28, 2018, the Company’s Board of Directors approved the Company’s entry into a consulting services agreement with Carlo Coda Nunziante effective April 1, 2018. Under the agreement, Carlo Coda Nunziante, the Company’s former Vice President, Strategy, is providing advice and assistance on the Company’s strategic planning and business strategies for a total annual fee, including reimbursement of out-of-pocket expenses of €146,801 (approximately $222,000 in Canadian dollars), net of applicable taxes. In fiscal 2019, the Company incurred charges of €153,000 (approximately $231,000 in Canadian dollars), including applicable taxes. This agreement has been renewed in March 2019 for an additional one
-year term upon the same terms and conditions.